Fair Value, Option, Gains/Losses Attributable to Instrument Specific Credit Risk (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 15	$ (16)	$ 33
Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	2	(16)	(12)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 13	$ 0	$ 45